Fair Value Measurement (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair value measurement [abstract]
Percentage of discounted at market rate		10.93%
Unsecured term loan maturity, description	Less than one year.